Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	96 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000200078_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Strategic Income Fund
C000200078_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000200078_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,722
C000200078_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,796
C000200078_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,609
C000200078_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,069
C000200078_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,725
C000200078_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,747
C000200078_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,458
C000200078_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Strategic Income Composite Index℠
C000200078_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200078_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,852
C000200078_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,889
C000200078_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,612
C000200078_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,757
C000200078_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,383
C000200078_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,369
C000200078_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,963
C000200078_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000200078_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000200078_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,131
C000200078_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,072
C000200078_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,911
C000200078_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,780
C000200078_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,249
C000200078_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,882
C000200078_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,104
C000204998_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000204998_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204998_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,738
C000204998_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,828
C000204998_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,650
C000204998_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,107
C000204998_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,775
C000204998_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,809
C000204998_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,530
C000204998_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Strategic Income Composite Index℠
C000204998_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204998_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,856
C000204998_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,893
C000204998_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,616
C000204998_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,762
C000204998_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,387
C000204998_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,373
C000204998_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,968
C000204998_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000204998_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000204998_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,114
C000204998_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,054
C000204998_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,891
C000204998_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,760
C000204998_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,232
C000204998_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,864
C000204998_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,085
C000014113_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000014113_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000014113_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,418
C000014113_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,229
C000014113_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,898
C000014113_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,069
C000014113_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,949
C000014113_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,414
C000014113_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,889
C000014113_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,983
C000014113_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,732
C000014113_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,922
C000014113_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Income Composite Index℠
C000014113_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014113_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,929
C000014113_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,663
C000014113_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,495
C000014113_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,706
C000014113_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,548
C000014113_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,718
C000014113_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,115
C000014113_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,265
C000014113_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,959
C000014113_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,015
C000014113_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000014113_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014113_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,391
C000014113_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,816
C000014113_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000014113_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,791
C000014113_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,684
C000014113_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,544
C000014113_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,914
C000014113_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,588
C000014113_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,824
C000014113_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,721
C000014114_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000014114_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014114_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,880
C000014114_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,757
C000014114_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,438
C000014114_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,696
C000014114_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,646
C000014114_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,179
C000014114_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,595
C000014114_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,790
C000014114_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,617
C000014114_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,927
C000014114_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Income Composite Index℠
C000014114_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014114_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,929
C000014114_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,663
C000014114_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,495
C000014114_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,706
C000014114_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,548
C000014114_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,718
C000014114_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,115
C000014114_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,265
C000014114_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,959
C000014114_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,015
C000014114_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000014114_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014114_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,391
C000014114_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,816
C000014114_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000014114_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,791
C000014114_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,684
C000014114_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,544
C000014114_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,914
C000014114_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,588
C000014114_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,824
C000014114_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,721
C000014112_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000014112_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014112_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,763
C000014112_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,516
C000014112_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,102
C000014112_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,205
C000014112_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,988
C000014112_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,353
C000014112_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,751
C000014112_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,737
C000014112_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,471
C000014112_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,626
C000014112_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Income Composite Index℠
C000014112_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014112_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,929
C000014112_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,663
C000014112_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,495
C000014112_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,706
C000014112_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,548
C000014112_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,718
C000014112_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,115
C000014112_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,265
C000014112_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,959
C000014112_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,015
C000014112_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000014112_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014112_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,391
C000014112_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,816
C000014112_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000014112_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,791
C000014112_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,684
C000014112_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,544
C000014112_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,914
C000014112_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,588
C000014112_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,824
C000014112_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,721
C000014110_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000014110_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,600
C000014110_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,408
C000014110_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,227
C000014110_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,896
C000014110_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,066
C000014110_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,934
C000014110_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,397
C000014110_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,884
C000014110_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,977
C000014110_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,725
C000014110_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,902
C000014110_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Income Composite Index℠
C000014110_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014110_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,929
C000014110_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,663
C000014110_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,495
C000014110_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,706
C000014110_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,548
C000014110_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,718
C000014110_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,115
C000014110_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,265
C000014110_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,959
C000014110_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,015
C000014110_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000014110_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014110_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,391
C000014110_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,816
C000014110_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,789
C000014110_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,791
C000014110_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,684
C000014110_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,544
C000014110_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,914
C000014110_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,588
C000014110_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,824
C000014110_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,721